Class K [Member] Performance Management - Class K - BLACKROCK TACTICAL OPPORTUNITIES FUND	Apr. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
Effective May 15, 2012 through January 28, 2016, the Fund changed its investment strategy to invest a significant portion of its assets in other investment companies and directly in securities. Performance shown below for this time period is based on the investment strategy utilized by the Fund during the time period.
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. Class K Shares commenced operations on August 1, 2016. As a result, the returns in the table shown below for Class K Shares prior to August 1, 2016 are those of the Fund’s Investor A Shares, which are not offered in this prospectus, excluding any Investor A Shares front-end sales charges, which are not applicable to Class K Shares. The performance of Class K Shares would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares are invested in the same portfolio of securities and performance would differ only to the extent that Class K Shares and Investor A Shares have different expenses. The actual returns of Class K Shares would have been higher than those of Investor A Shares because Class K Shares have lower expenses than Investor A Shares. The table compares the Fund’s performance to that of the MSCI All Country World Index (Net). The table also compares the Fund’s performance to the Bloomberg 1-3 Year Treasury Bond Index, the ICE BofA 3-Month U.S. Treasury Bill Index and a customized weighted index comprised of 25% MSCI All Country World Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index, each of which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategy. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.blackrock.com or can be obtained by phone at (800) 882-0052.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table compares the Fund’s performance to that of the MSCI All Country World Index (Net). The table also compares the Fund’s performance to the Bloomberg 1-3 Year Treasury Bond Index, the ICE BofA 3-Month U.S. Treasury Bill Index and a customized weighted index comprised of 25% MSCI All Country World Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index, each of which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategy.
Bar Chart [Heading]	Class K Shares ANNUAL TOTAL RETURNS BlackRock Tactical Opportunities Fund As of 12/31
Bar Chart Closing [Text Block]
During the ten-year period shown in the bar chart, the highest return for a quarter was 7.07% (quarter ended March 31, 2024) and the lowest return for a quarter was -4.27% (quarter ended September 30, 2015). The year-to-date return as of June 30, 2025 was 3.97%.

Performance Table Heading	For the periods ended 12/31/24Average Annual Total Returns
Performance Table Narrative
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.blackrock.com
Performance Availability Phone [Text]	(800) 882-0052
Class K Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	3.97%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	7.07%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(4.27%)
Lowest Quarterly Return, Date	Sep. 30, 2015